Shareholder Fees - Sprott Gold Equity Fund	Apr. 30, 2026
Institutional [Member] | Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Investors [Member] | Investor Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)